Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Shareholders’ Equity Abstract]
Shareholders’ Equity

Note 3. Stockholders’ Equity

Successor Period

On December 16, 2024, the Company changed its jurisdiction of incorporation from the British Virgin Islands (“BVI”) to the State of Delaware (the “Domestication”). The business, assets and liabilities of the Company and its subsidiaries were the same immediately after the Domestication as they were immediately prior to the Domestication. As a result of the Domestication, the Company’s ordinary shares and Founder Preferred Shares were converted on a one-to-one basis into shares of common stock and Series A Preferred Stock, respectively, and each holder of a warrant, option or restricted stock unit of the BVI company became a holder of a warrant, option or restricted stock unit of the Delaware Company. The number of shares outstanding did not change as a result of the Domestication, and the proportional equity interest of each shareholder remained the same. Shares referred to as ordinary shares and Founder Preferred Shares prior to the Domestication are referred to as Common Stock and Series A Preferred Shares (“Preferred Shares”) throughout these unaudited condensed consolidated financial statements. The Company has authorized shares consisting of two classes: 500,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share, of which 1,000,000 shares are designated as “Series A Preferred Stock” (the “Series A Preferred Stock”).

As of March 31, 2025, the Company had 121,476,215 shares of Common Stock and 1,000,000 shares of Series A Preferred Stock issued and outstanding.

Series A Preferred Stock

In connection with the Company’s IPO on May 22, 2023, the Company issued and sold 1,000,000 Preferred Shares at $10.50 per share (all of which were converted on a one-for-one basis into Series A Preferred Stock in the Domestication). Shares of the Series A Preferred Stock are not mandatorily redeemable and do not embody an unconditional obligation to settle in a variable number of equity shares and are not unconditionally redeemable or conditionally puttable by the holder for cash. As such, shares of Series A Preferred Stock are classified as permanent equity in the accompanying condensed consolidated balance sheets.

After the Acuren Acquisition, once the Average Price (as defined in the Certificate of Incorporation) per share of the Common Stock is at least $11.50 for any ten consecutive trading days, the holders of the Series A Preferred Stock will be entitled to receive an annual dividend in the form of shares of Common Stock. During the three months ended March 31, 2025, the Average Price per share was at least $11.50 for ten consecutive trading days and, accordingly, going forward the Annual Dividend Amount, as defined below, will be available to the holders of the Series A Preferred Stock.

The annual dividend will be equal to 20 percent of the appreciation of the market price of the Common Stock (the “Annual Dividend Amount”). For the purposes of determining the Annual Dividend Amount, the Dividend Price is the Average Price per share of Common Stock for the last ten consecutive trading days in the relevant Dividend Period. The Annual Dividend Amount will be initially calculated at the end of 2025 based on the Dividend Price compared to the price of $10.00 per share. In subsequent years, the Annual Dividend Amount will be calculated based on the appreciated Dividend Price compared to the highest Dividend Price previously used in calculating the Annual Dividend Amount. Upon the liquidation of the Company, an Annual Dividend Amount shall be payable for the shortened Dividend Period and the holders of Series A Preferred Stock shall have the right to a pro rata share (together with holders of the Common Stock) in the distribution of the surplus assets of the Company.

In the event of a Change of Control occurring at any time after the consummation of the Acuren Acquisition, the holders of the Series A Preferred Stock will be entitled to receive, in the aggregate, a one-time dividend equal to the Change of Control Dividend Amount, payable in shares of Common Stock, which equals the aggregate amount determined by adding together each Annual Dividend Amount that would have been payable for each Dividend Period occurring from the date of the consummation of the Change of Control to the last day of the 10th full Financial Year following the completion of the Acquisition. For the purpose of calculating the Annual Dividend Amount, the appreciated Dividend Price will be determined by multiplying the Change of Control Price by 8% per annum.

Holders of the Series A Preferred Stock will participate in any dividends on the Common Stock on an as converted basis. In addition, commencing on and after consummation of the Acuren Acquisition, where the Company pays a dividend on its Common Stock, holders of the Series A Preferred Stock will also receive an amount equal to 20 percent of the dividend which would be distributable on 121,476,215 shares of Common Stock. All such dividends on the Series A Preferred Stock will be paid at the same time as the dividends on the Common Stock.

Shares of Series A Preferred Stock will be automatically converted into shares of Common Stock on a one for one basis on December 31, 2034 (the “Conversion”). At the option of the holder, each share of Series A Preferred Stock is convertible into one share of Common Stock until the Conversion.

Each holder of Common Stock shall be entitled to one vote for each share of Common Stock. Each holder of the Series A Preferred Stock is entitled to one vote per share on all matters submitted to a vote of holders of Common Stock, voting together as a single class.

The Company followed ASC 718, Compensation — Stock Compensation to account for the issuance of the Series A Preferred Stock. See “Note 17 Share-Based Compensation” in the 2024 Annual Report for further discussion.

Warrants

In May 2023, in connection with the Company’s IPO, the Company issued 54,975,000 Warrants to the purchasers of both Common Stock and Series A Preferred Stock (including the 25,000 Warrants that were issued to the Independent Non-Founder Directors in connection with their fees). Each Warrant is exercisable until three years after the Acuren Acquisition. The Warrants are exercisable in multiples of four for one share of Common Stock at an exercise price of $11.50 per whole share of Common Stock. The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price per share of the Common Stock exceed $18.00 for ten consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrants). The Warrants expire worthless three years after the Acuren Acquisition, if not exercised or redeemed. Warrants issued with Common Stock were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity. As of March 31, 2025, the Company had 18,264,876 Warrants outstanding for approximately 4,566,219 shares of Common Stock.

Note 4. Shareholders’ Equity

Successor Period

The Certificate of Incorporation of the Company dated December 16, 2024, authorized the issuance of 505,000,000 shares, consisting of two classes: 500,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share, of which 1,000,000 shares are designed as “Series A Preferred Stock” (the “Series A Preferred Stock”).

As of December 31, 2024, the Company had 121,476,215 Common stock and 1,000,000 Series A Preferred Stock issued and outstanding.

Series A Preferred Stock

In connection with the Company’s initial IPO on May 22, 2023, the Company issued 1,000,000 shares of Series A Preferred Stock at $10.50 per share. Shares of the Series A Preferred Stock are not mandatorily redeemable and do not embody an unconditional obligation to settle in a variable number of equity shares. As such, shares of Series A Preferred Stock are classified as permanent equity in the accompanying consolidated balance sheets. Shares of Series A Preferred Stock are not unconditionally redeemable or conditionally puttable by the holder for cash.

After the Acuren Acquisition, if the Average Price (as defined in the Certificate of Incorporation) per share of the Common Stock is at least $11.50 for any ten consecutive trading days, the holders of the Series A Preferred Stock will be entitled to receive a dividend in the form of shares of Common Stock, equal to 20 percent of the appreciation of the market price of the Common Stock (the “Annual Dividend Amount”). The Annual Dividend Amount will be initially calculated at the end of the calendar year based on the Dividend Price (as defined below) compared to the price of $10.00 per share. In subsequent years, the Annual Dividend Amount will be calculated based on the appreciated Dividend Price compared to the highest Dividend Price previously used in calculating the Annual Dividend Amount. For the purposes of determining the Annual Dividend Amount, the Dividend Price is the Average Price per share of Common Stock for the last ten consecutive trading days in the relevant Dividend Period. Upon the liquidation of the Company, an Annual Dividend Amount shall be payable for the shortened Dividend Period and the holders of Series A Preferred Stock shall have the right to a pro rata share (together with holders of the Common Stock) in the distribution of the surplus assets of the Company.

In the event of a Change of Control occurring at any time after the consummation of the Acuren Acquisition, the holders of the Series A Preferred Stock will be entitled to receive, in the aggregate, a one-time dividend equal to the Change of Control Dividend Amount, payable in shares of Common Stock, which equals the aggregate amount determined by adding together each Annual Dividend Amount that would have been payable for each Dividend Period occurring from the date of the consummation of the Change of Control to the last day of the 10th full Financial Year following the completion of the Acquisition. For the purpose of calculating the Annual Dividend Amount, the appreciated Dividend Price will be determined by multiplying the Change of Control Price by 8% per annum.

Holders of the Series A Preferred Stocks will participate in any dividends on the Common Stock on an as converted basis. In addition, commencing on and after consummation of the Acuren Acquisition, where the Company pays a dividend on its Common Stock, holders of the Series A Preferred Stock will also receive an amount equal to 20 percent of the dividend which would be distributable on 121,476,215 shares of Common Stock. All such dividends on the Series A Preferred Stock will be paid at the same time as the dividends on the Common Stock.

Shares of Series A Preferred Stock will be automatically converted into shares of Common Stock on a one for one basis upon the last day of the tenth full financial year after July 30, 2024 (the “Conversion”). At the option of the holder, each share of Series A Preferred Stock is convertible into one share of Common Stock until the Conversion.

Each holder of Common Stock and Series A Preferred Stock shall be entitled to one vote for each share of Common Stock and Series A Preferred Stock, respectively.

The Company followed ASC 718, Compensation — Stock Compensation to account for the issuance of the Series A Preferred Stock. See “Note 17. Share-Based Compensation” for further discussion.

Warrants

In May 2023, in connection with the Company’s initial IPO, the Company issued 54,975,000 Warrants to the purchasers of both Common Stock and Series A Preferred Stock (including the 25,000 Warrants that were issued to the Independent Non-Founder Directors in connection with their fees). Each Warrant is exercisable until three years after the Acuren Acquisition and entitles a Warrant holder to purchase shares of Common Stock on a four-for-one basis and at an exercise price of $11.50 per share of Common Stock. The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price per share of the Common Stock exceed $18.00 for ten consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrants). The Warrants expire worthless three years after the Acuren Acquisition, if not exercised or redeemed. Warrants issued with Common Stock were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity. As of December 31, 2024, the Company had 18,264,876 Warrants outstanding.

2024 Capital Raise

Concurrently with the close of the Acuren Acquisition on July 30, 2024, the Company raised cash proceeds of $666.6 million, net of issuance cost of $3.7 million, from the issuance of 58,259,984 shares of Common Stock at $10.00 per share (the “PIPE Financing”) and early exercise of 36,710,124 Warrants at $10.00 per share of Common Stock (the “Warrant Financing”). Additionally, the Company issued $4.0 million of Common Stock as purchase consideration in conjunction with the Acuren Acquisition.

In connection with the Warrant Financing, the Company modified certain Warrants in May 2024. The modified Warrants were not considered to be indexed to the Company’s own stock and therefore, accounted for as a derivative. The modified Warrants were initially and subsequently remeasured at their fair value until they were exercised and settled at the close of Acuren Acquisition through the Warrant Financing. A cumulative loss of $3.5 million related to the change in the fair value of modified Warrants from the initial recognition on May 22, 2024 through the final settlement on July 30, 2024 was included in the accumulated deficit of the Successor as of July 30, 2024.

In connection with the PIPE Financing, the Company received commitments from a limited group of institutional shareholders which was accounted as contingent forward contracts, initially and subsequently recognized at their fair value until they were settled through the issuance of the related Common Stock at the close of Acuren Acquisition. A cumulative loss of $15.6 million related to the change in the fair value of the contingent forward contracts from the initial recognition on May 22, 2024 through the final settlement on July 30, 2024 was included in the accumulated deficit of the Successor as of July 30, 2024.